Net Sales by Geographical Area (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Net sales	$ 2,603.8	$ 2,461.3	$ 2,578.5	$ 2,430.0	$ 2,519.5	$ 2,184.5	$ 2,291.5	$ 2,174.1	$ 10,073.6	$ 9,169.6	$ 9,240.5
Asia
Segment Reporting Information [Line Items]
Net sales									3,617.4	3,077.4	3,097.9
China
Segment Reporting Information [Line Items]
Net sales									1,766.2	1,523.7	1,521.6
Japan
Segment Reporting Information [Line Items]
Net sales									949.7	668.0	687.7
Rest of Asia
Segment Reporting Information [Line Items]
Net sales									901.5	885.7	888.6
Americas
Segment Reporting Information [Line Items]
Net sales									3,380.4	3,264.8	3,099.4
Europe
Segment Reporting Information [Line Items]
Net sales									$ 3,075.8	$ 2,827.4	$ 3,043.2